Commitments - Schedule of Lease Contracts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	$ 251.9	$ 514.7
Undiscounted lease liabilities	547.1	578.3
Non-lease elements	738.1	498.2
Fully variable lease payments	1,268.0	2,089.3
Total	2,553.2	3,165.8
Salares Norte
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	251.9	514.7
Payments for development project expenditure	193.3	454.0
– within one year
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	82.0	88.4
Non-lease elements	249.4	126.0
Fully variable lease payments	397.8	583.0
Total	729.2	797.4
– later than one year and not later than two years
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	216.4	228.7
Non-lease elements	320.9	296.3
Fully variable lease payments	870.2	1,506.3
Total	1,407.5	2,031.3
– later than five years
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	248.7	261.2
Non-lease elements	167.8	75.9
Fully variable lease payments	0.0	0.0
Total	$ 416.5	$ 337.1